Fair Value Measurements - Schedule of Changes in Fair Value of Private Placement Warrants (Detail) - Level 3 - Warrants - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 3,157	$ 0
Reverse recapitalization		10,304
Change in fair value	(502)	(7,147)
Ending Balance	2,655	3,157
$11.50 Exercise Price Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	1,879	0
Reverse recapitalization		7,110
Change in fair value	(356)	(5,231)
Ending Balance	1,523	1,879
$15 Exercise Price Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	1,278	0
Reverse recapitalization		3,194
Change in fair value	(146)	(1,916)
Ending Balance	$ 1,132	$ 1,278